Description of Business and Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives for Property and Equipment (Details) - Mann- India Technologies Private Limited [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Computers and Peripherals [Member] | Minimum [Member]
Property and equipment, estimated useful life	3 years	3 years
Computers and Peripherals [Member] | Maximum [Member]
Property and equipment, estimated useful life	6 years	6 years
Furniture and Fixtures [Member]
Property and equipment, estimated useful life	10 years	10 years
Office Equipment's [Member]
Property and equipment, estimated useful life	5 years	5 years
Vehicles [Member]
Property and equipment, estimated useful life	8 years	8 years